Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of Private Warrants - Fair Value, Recurring [Member] - Private Warrants [Member] - Level 3 [Member]	9 Months Ended
Dec. 31, 2023 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial measurement of Private Warrants on March 28, 2023	$ 62,400
Changes in fair value of Private Warrants	(53,500)
Private Warrants fair value changes from Level 3 to Level 2	(8,900)
Fair value at December 31, 2023